Expense Example, No Redemption {- Fidelity Climate Action Fund} - 05.31 Fidelity Climate Action Fund - AMCIZ PRO-03 - Fidelity Climate Action Fund	Jul. 30, 2022 USD ($)
Fidelity Climate Action Fund: Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,236
5 Years	1,852
10 Years	3,507
Fidelity Climate Action Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	1,121
5 Years	1,824
10 Years	3,687
Fidelity Climate Action Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	900
5 Years	1,667
10 Years	3,549
Fidelity Climate Action Fund: Class I
Expense Example, No Redemption:
1 Year	107
3 Years	666
5 Years	1,318
10 Years	3,069
Fidelity Climate Action Fund: Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	658
5 Years	1,326
10 Years	$ 3,115